Pro Forma Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Proforma Information [Line Items]
Operating revenue	$ 533.8		$ 520.0		$ 513.3				$ 490.8		$ 472.3		$ 471.5				$ 2,073.0	$ 1,893.2	$ 1,797.5
Net income attributable to Equifax	46.3		77.9		76.4		71.5		74.4		66.7		34.5		57.3		272.1	232.9	266.7
Net income from continuing operations attributable to Equifax	$ 0.37	[1]	$ 0.64	[1]	$ 0.61	[1]	$ 0.59	[1]	$ 0.60	[1]	$ 0.55	[1]	$ 0.28	[1]	$ 0.46	[1]	$ 2.22	$ 1.89	$ 1.85
Net income from continuing operations attributable to Equifax	$ 0.36	[1]	$ 0.63	[1]	$ 0.60	[1]	$ 0.58	[1]	$ 0.59	[1]	$ 0.54	[1]	$ 0.28	[1]	$ 0.45	[1]	$ 2.18	$ 1.86	$ 1.83
Net income attributable to Equifax	$ 0.39	[1]	$ 0.65	[1]	$ 0.63	[1]	$ 0.60	[1]	$ 0.62	[1]	$ 0.55	[1]	$ 0.28	[1]	$ 0.47	[1]	$ 2.27	$ 1.91	$ 2.14
Net income attributable to Equifax	$ 0.38	[1]	$ 0.64	[1]	$ 0.62	[1]	$ 0.58	[1]	$ 0.61	[1]	$ 0.54	[1]	$ 0.28	[1]	$ 0.46	[1]	$ 2.22	$ 1.88	$ 2.11
Business Acquisition, Pro Forma Revenue																	2,196.2	2,003.6
Business Acquisition, Pro Forma Net Income (Loss)																	$ 309.9	$ 263.6
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic																	$ 2.54	$ 2.14
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted																	$ 2.48	$ 2.11
Business Acquisition, Pro Forma Earnings Per Share, Basic																	$ 2.58	$ 2.16
Business Acquisition, Pro Forma Earnings Per Share, Diluted																	$ 2.53	$ 2.13

[1]	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.